Other operating income (Details) - GBP (£)	3 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Analysis of income and expense [abstract]
Income recognized in respect of BARDA	£ 3,283,000	£ 0
Grant income	103,000	0
Research and development credit	65,000	0
Other income	4,000	0
Other operating income	£ 3,455,000	£ 0